UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pinnacle Advisory Group, Inc.
Address: 6345 Woodside Court, Suite 100
         Columbia, MD 21046

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Kellner
Title: Business Manager
Phone: (410) 995 6630

Signature, Place, and Date of Signing:

/s/ Karen Kellner                  Columbia, MD                     11/4/2010
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:   44
                                          -----------

Form 13F Information Table Value Total:   317,959.59
                                          -----------
                                          (thousands)

List of Other Included Managers:

NONE



Name of Issuer			Title of Class		CUSIP		Value (x1000)	Shares		Investment Discretion	Voting Authority

Chevron Texaco                   COM			166764100	"$211,560 "	"2,610.24"	Shared-Other		None
Johnson & Johnson                COM			478160104	"$217,929 "	"3,517.25"	Shared-Other		None
DJAIG Commodity Index ETN        DJUBS CMDT ETN36	06738C778	"$221,885 "	"5,248.00"	Sole			None
Procter & Gamble                 COM			742718109	"$225,905 "	"3,766.98"	Shared-Other		None
Choice Hotels Intl Inc           COM			169905106	"$289,201 "	"7,932.00"	Shared-Other		None
Wal-Mart Stores                  COM			931142103	"$300,622 "	"5,617.00"	Shared-Other		None
Investment Grade Corporate Bon   IBOXX INV CPBD		464287242	"$362,453 "	"3,205.00"	Sole			None
Ishares Tr  1-3 Yr  Treas Inde   BARCLYS 1-3 YR		464287457	"$390,211 "	"4,625.00"	Sole			None
Ishares 500 index                S&P 500 INDEX		464287200	"$398,998 "	"3,485.00"	Sole			None
Int'l Bus Machines               COM			459200101	"$455,467 "	"3,395.46"	Shared-Other		None
SPDR Barclays Capital LT Treas   BRCLYS LG TRS ET	78464A664	"$470,871 "	"7,645.00"	Sole			None
Exxon Mobil                      COM			30231G102	"$568,298 "	"9,197.25"	Shared-Other		None
Google Inc Class A               CL A			38259P508	"$1,206,688 "	"2,295.00"	Shared-Other		None
CVS Corp                         COM			126650100	"$354,572 "	"11,267.00"	Shared-Other		None
Power Wilderhill Clean Energy    WNDRHLL CLN EN		73935X500	"$111,891 "	"11,325.00"	Sole			None
Proshares Short Qqq              PSHS SHORT QQQ		74347R602	"$467,743 "	"12,040.00"	Sole			None
Eagle Bancorp Inc MD             COM			268948106	"$156,851 "	"13,663.00"	Shared-Other		None
Powershares Semiconductors       DYN SEMCT PORT		73935X781	"$221,876 "	"16,910.00"	Sole			None
Wilber Corp                      COM			967797101	"$119,200 "	"20,000.00"	Shared-Other		None
Powershs Networking              DYN NETWKG PRT		73935X815	"$475,525 "	"20,675.00"	Sole			None
PwrShrs FTSE RAFI US 1000        FTSE RAFI 1000		73935X583	"$1,311,197 "	"26,052.00"	Sole			None
Ishares Barclays 3-7 Yr Treas    BARCLYS 3-7 YR		464288661	"$3,447,878 "	"29,160.00"	Sole			None
Powershares Software             DYN SFTWR PORT		73935X773	"$731,901 "	"32,645.00"	Sole			None
10 Yr Muni ETF                   S&P NTL AMTFREE	464288414	"$4,613,318 "	"43,208.00"	Sole			None
iShrs Software Index             S&P NA SOFTWR		464287515	"$3,762,132 "	"72,544.00"	Sole			None
S&P SPDRs                        TR UNIT		78462F103	"$12,075,437 "	"105,804.23"	Sole			None
20 Year Treasury ETF             BARCLYS 20+ YR		464287432	"$16,435,398 "	"155,771.00"	Sole			None
iShrs Emerging Markets Idx       MSCI EMERG MKT		464287234	"$7,021,202 "	"156,828.28"	Sole			None
iShrs Medical Devices            DJ MED DEVICES		464288810	"$10,358,107 "	"192,244.00"	Sole			None
Industrial Sector SPDR           SBI INT-INDS		81369Y704	"$6,094,126 "	"194,825.00"	Sole			None
Financial Sector SPDR            SBI INT-FINL		81369Y605	"$2,922,061 "	"203,706.00"	Sole			None
iShrs Healthcare Prvdrs          DJ HEALTH CARE		464288828	"$10,425,961 "	"211,394.18"	Sole			None
SPDR Short Muni ETF              NUVN BR SHT MUNI	78464A425	"$5,964,845 "	"245,265.00"	Sole			None
iShares Semiconductor Index      S&P NA SEMICND		464287523	"$11,663,334 "	"246,530.00"	Sole			None
SPDR S&P Oil & Gas Expl & Prod   S&P OILGAS EXP		78464A730	"$10,691,569 "	"252,995.00"	Sole			None
Streetracks Gold Trust           GLD SHS		78463V107	"$41,281,801 "	"322,741.00"	Sole			None
Energy Sector SPDR               SBI INT-ENERGY		81369Y506	"$18,749,041 "	"334,445.98"	Sole			None
iShrs Pharmaceuticals            DJ PHARMA INDX		464288836	"$20,666,013 "	"337,569.63"	Sole			None
Industrials Equal Weighted       INDLS ETF		78355W833	"$20,065,601 "	"415,179.00"	Sole			None
Utilities Sector SPDR            SBI INT-UTILS		81369Y886	"$14,459,747 "	"460,795.00"	Sole			None
Cons Discretionary SPDR          SBI CONS DISCR		81369Y407	"$16,216,030 "	"485,364.56"	Sole			None
UBS CM Commodity Index           CMCI ETN 38		902641778	"$11,574,488 "	"566,045.00"	Sole			None
Consumer Staples SPDR            SBI CONS STPLS		81369Y308	"$27,779,802 "	"996,406.09"	Sole			None
iShrs Networking Index           S&P NA MULTIMD		464287531	"$32,420,854 "	"1,092,715.00"	Sole			None
									"317,959.59"